Fees Summary	May 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,519,000.00
Previously Paid Amount	0.00
Total Fee Amount	538.76
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 538.76
Narrative - Max Aggregate Offering Price	$ 3,519,000.00
Final Prospectus	true